Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 354,767,000	$ 353,842,000	$ 218,484,000
Restricted cash	279,478,000	165,294,000	72,528,000
Accounts receivable, net	44,901,000	48,989,000	10,161,000
Prepaid expenses and other current assets	27,375,000	19,325,000	10,191,000
Total current assets	706,521,000	587,450,000	311,364,000
Property and equipment, net	68,709,000	67,186,000	65,087,000
Intangible assets, net	207,576,000	216,499,000	77,426,000
Goodwill	777,620,000	754,506,000	121,487,000
Other long-term assets	46,134,000	11,269,000	11,888,000
Total assets	1,806,560,000	1,636,910,000	587,252,000
Current liabilities:
Accounts payable	44,466,000	34,786,000	15,648,000
Funds payable to owners	325,110,000	214,301,000	92,707,000
Hospitality and sales taxes payable	69,285,000	46,958,000	20,721,000
Deferred revenue	162,401,000	107,252,000	49,992,000
Future stay credits	10,393,000	30,995,000	35,140,000
Accrued expenses and other current liabilities	91,231,000	71,833,000	44,022,000
Total current liabilities	702,886,000	506,125,000	258,230,000
Long-term debt, net of current portion	250,000	512,000	111,689,000
Other long-term liabilities	129,137,000	112,123,000	22,204,000
Total liabilities	832,273,000	618,760,000	392,123,000
Commitments and contingencies (Note 15)
Redeemable noncontrolling interests	1,766,459,000	1,770,096,000	0
Equity (Deficit):
Additional paid-in capital	0	0	0
Accumulated deficit	(792,368,000)	(751,929,000)	(577,091,000)
Accumulated other comprehensive income (loss)	154,000	(59,000)	241,000
Total deficit	(792,172,000)	(751,946,000)	(576,850,000)
Total liabilities, temporary equity, and equity (deficit)	1,806,560,000	1,636,910,000	587,252,000
Class A Common Stock
Equity (Deficit):
Common Stock	21,000	21,000	0
Class B Common Stock
Equity (Deficit):
Common Stock	$ 21,000	$ 21,000	$ 0